PROVISION FOR CLOSURE AND RECLAMATION (Tables)	12 Months Ended
Dec. 31, 2020
Provisions [abstract]
Provision for closure and reclamation
	December 31, 2020	December 31, 2019	December 31, 2018
Balance, beginning of year	$266,790	$265,239	$244,323
Change in estimate	405,196	-	-
Accretion	23,271	1,551	20,916
Balance, end of year	$695,257	$266,790	$265,239